Acquisitions of and investment in businesses - Investment in DMEScripts, LLC - Narratives (Details)		1 Months Ended		12 Months Ended
	Sep. 01, 2023 USD ($) state	Sep. 30, 2023 USD ($)	Jul. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)
Acquisition of businesses and purchase accounting
Fair value of holdback consideration discounted in a business combination	5.40%
QHM Investments I, LLC | DMEScripts, LLC
Acquisition of businesses and purchase accounting
Ownership percentage			8.30%
Investments accounted for using equity method			$ 1,500,000
SPC
Acquisition of businesses and purchase accounting
Number of states in which acquiree operates in same industry as company | state	3
Purchase price	$ 4,303,000
Cash consideration	3,153,000	$ 1,274,000		$ 1,274,000
Fair value of holdbacks	1,274,000
Cash acquired	$ 124,000
Professional fees in conjunction with the acquisition				24,000
Revenue of combined entity as if combination occurred at beginning of period				10,100,000
Profit (loss) of combined entity as if combination occurred at beginning of period				$ 1,000,000
Revenue of acquiree since acquisition date		900,000
Profit (loss) of acquiree since acquisition date		$ 200,000